Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Fair Value of Financial Instruments	The carrying amounts and fair value of bonds payable as of December 31, 2020 and 2021 were as follows:

	Carrying Amount		Fair Value
	NT$	US$ (Note 4)	NT$	US$ (Note 4)

December 31, 2020	$56,253,554		$56,448,769
December 31, 2021	52,267,337	$1,884,187	52,429,758	$1,890,042

Summary of Financial Assets Measured at Level 3 Fair Value

For the year ended December 31, 2020

	Financial Assets at FVTPL		Financial Assets at FVTOCI
Financial Assets	Equity Instruments	Debt Instruments	Equity Instruments	Debt Instruments	Total
	NT$	NT$	NT$	NT$	NT$

Balance at January 1	$1,005,714	$—	$755,903	$3,044,562	$4,806,179
Recognized in profit or loss	(17,941)	—	—	—	(17,941)
Recognized in other comprehensive income
Included in unrealized losses on financial assets at FVTOCI	—	—	(149,856)	(2,136)	(151,992)
Effects of foreign currency exchange	(15,455)	—	(15,562)	—	(31,017)
Net increase in trade receivables	—	370,110	—	5,635,706	6,005,816
Trade receivables factoring	—	(370,110)	—	(7,038,983)	(7,409,093)
Purchases	893,234	—	259,168	—	1,152,402
Disposals	(329,370)	—	(121,255)	—	(450,625)
Acquisition through business combinations	387,790	—	—	—	387,790
Exercise of call option	(25,988)	—	—	—	(25,988)

Balance at December 31 (retrospectively adjusted)	$1,897,984	$—	$728,398	$1,639,149	$4,265,531

For the year ended December 31, 2021

	Financial Assets at FVTPL		Financial Assets at FVTOCI
Financial Assets	Equity Instruments	Debt Instruments	Equity Instruments	Debt Instruments	Total
	NT$	NT$	NT$	NT$	NT$

Balance at January 1 (retrospectively adjusted)	$1,897,984	$—	$728,398	$1,639,149	$4,265,531
Recognized in profit or loss	131,276	—	—	—	131,276
Recognized in other comprehensive income
Included in unrealized losses on financial assets at FVTOCI	—	—	129,726	63,722	193,448
Effects of foreign currency exchange	(79,614)	—	(4,508)	—	(84,122)
Net increase in trade receivables	—	3,269,782	—	14,940,539	18,210,321
Trade receivables factoring	—	(3,269,782)	—	(9,474,490)	(12,744,272)
Purchases	459,046	—	32,246	—	491,292
Disposals	(107,793)	—	(14,873)	—	(122,666)
Reclassify	—	—	(29,758)	—	(29,758)

Balance at December 31	$2,300,899	$—	$841,231	$7,168,920	$10,311,050

	Financial Assets at FVTPL		Financial Assets at FVTOCI
Financial Assets	Equity Instruments	Debt Instruments	Equity Instruments	Debt Instruments	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at January 1 (retrospect ively adjusted)	$68,421	$—	$26,257	$59,089	$153,767
Recognized in profit or loss	4,732	—	—	—	4,732
Recognized in other comprehensive income
Included in unrealized losses on financial assets at FVTOCI	—	—	4,677	2,297	6,974
Effects of foreign currency exchange	(2,870)	—	(163)	—	(3,033)
Net increase in trade receivables	—	117,872	—	538,592	656,464
Trade receivables factoring	—	(117,872)	—	(341,546)	(459,418)
Purchases	16,548	—	1,163	—	17,711
Disposals	(3,886)	—	(536)	—	(4,422)
Reclassify	—	—	(1,073)	—	(1,073)

Balance at December 31	$82,945	$—	$30,325	$258,432	$371,702

Summary of Categories of Financial Instruments

c.	Categories of financial instruments

	December 31
	2020 (Retrospectively Adjusted)	2021
	NT$	NT$	US$ (Note 4)

Financial assets

FVTPL
Mandatorily at FVTPL	$6,523,583	$5,436,280	$195,973
Measured at amortized cost (Note 1)	147,521,583	200,732,680	7,236,218
FVTOCI
Equity instruments	728,398	943,354	34,007
Debt instruments	1,012,736	1,076,458	38,805
Trade receivables, net	626,413	6,092,462	219,627

Financial liabilities

FVTPL
Held for trading	1,537,208	417,660	15,056
Financial liabilities for hedging	11,188,244	11,497,896	414,488
Measured at amortized cost (Note 2)	304,737,749	339,445,544	12,236,683

Note 1:	The balances included financial assets measured at amortized cost which comprised cash and cash equivalents, trade and other receivables and other financial assets.

Note 2:	The balances included financial liabilities measured at amortized cost which comprised short-term borrowings, trade and other payables, bonds payable and long-term borrowings.

Summary of Detailed Information About Hedged

December 31, 2020

Hedging Instrument/Hedged Items	Line item in	Carrying Amount
	Balance sheet	Asset	Liability
		NT$	NT$

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	Financial liabilities for hedging - current	$—	$3,307,018
Hedge of net investment in foreign operation	Financial liabilities for hedging - current	—	1,970,307
Hedge of net investment in foreign operation	Financial liabilities for hedging - non-current	—	5,910,919

December 31, 2021

Hedging Instrument/Hedged Items	Line item in	Carrying Amount
	Balance sheet	Asset		Liability
		NT$	US$ (Note 4)	NT$	US$ (Note 4)

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	Financial liabilities for hedging - current	$—	$—	$2,954,921	$106,522
Hedge of net investment in foreign operation	Financial liabilities for hedging - current	—	—	3,762,044	135,618
Hedge of net investment in foreign operation	Financial liabilities for hedging - non-current	—	—	4,780,931	172,348

Summary of Detailed Information About Hedged Items

	Change in Value Used for Calculating Hedge Ineffectiveness		Accumulated Gains or Losses in Other Equity		Carrying Amount of Hedged Item in Fair Value Hedge	Accumulated Amount of Fair Value Hedge Adjustments on Hedged Item
Hedging Instrument/Hedged Item	Hedging Instrument	Hedged Item	Continuing Hedges	Hedge Accounting No Longer Applied	Asset	Asset
	NT$	NT$	NT$	NT$	NT$	NT$

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	$157,842	$(157,842)	$—	$—	$2,859,132	$(142,217)
Hedge of net investment in foreign operation	574,824	(574,824)	(574,824)	—	—	—

	Change in Value Used for Calculating Hedge Ineffectiveness		Accumulated Gains or Losses in Other Equity		Carrying Amount of Hedged Item in Fair Value Hedge	Accumulated Amount of Fair Value Hedge Adjustments on Hedged Item
Hedging Instrument/Hedged Item	Hedging Instrument	Hedged Item	Continuing Hedges	Hedge Accounting No Longer Applied	Asset	Asset
	NT$	NT$	NT$	NT$	NT$	NT$

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	$94,145	$(94,145)	$—	$—	$2,318,517	$(236,362)
Hedge of net investment in foreign operation	(738,600)	738,600	163,776	—	—	—

	Change in Value Used for Calculating Hedge Ineffectiveness		Accumulated Gains or Losses in Other Equity		Carrying Amount of Hedged Item in Fair Value Hedge	Accumulated Amount of Fair Value Hedge Adjustments on Hedged Item
Hedging Instrument/ Hedged Item	Hedging Instrument	Hedged Item	Continuing Hedges	Hedge Accounting No Longer Applied	Asset	Asset
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	$3,394	$(3,394)	$—	$—	$83,580	$(8,521)
Hedge of net investment in foreign operation	(26,626)	26,626	5,904	—	—	—

Summary of Maturity Analysis for Non-derivative Financial Liabilities

December 31, 2020

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
	NT$	NT$	NT$	NT$	NT$

Non-derivative financial liabilities

Non-interest bearing	$43,111,390	$44,122,659	$8,223,684	$319,510	$176,536
Obligation under leases	103,734	151,921	619,908	1,779,041	4,088,301
Floating interest rate liabilities	13,792,596	8,190,076	10,214,154	102,253,481	7,999,130
Fixed interest rate liabilities	11,895,281	528,290	3,349,614	46,900,450	5,631,522

	$68,903,001	$52,992,946	$22,407,360	$151,252,482	$17,895,489

December 31, 2021

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
	NT$	NT$	NT$	NT$	NT$

Non-derivative financial liabilities

Non-interest bearing	$52,353,176	$48,140,652	$10,216,253	$291,480	$114,201
Obligation under leases	84,978	157,710	687,144	2,585,624	4,929,602
Floating interest rate liabilities	12,565,548	5,180,527	13,416,893	112,493,242	7,494,670
Fixed interest rate liabilities	10,262,781	3,093,668	12,978,593	43,555,458	5,479,867

	$75,266,483	$56,572,557	$37,298,883	$158,925,804	$18,018,340

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Non-derivative financial liabilities

Non-interest bearing	$1,887,281	$1,735,424	$368,286	$10,508	$4,117
Obligation under leases	3,063	5,685	24,771	93,209	177,707
Floating interest rate liabilities	452,976	186,753	483,666	4,055,272	270,176
Fixed interest rate liabilities	369,963	111,524	467,866	1,570,132	197,544

	$2,713,283	$2,039,386	$1,344,589	$5,729,121	$649,544

Summary of Maturity Analysis for Derivative Financial Instruments

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	More than 1 Year
	NT$	NT$	NT$

December 31, 2020

Net settled
Forward exchange contracts	$30,514	$18,429	$—	$—

Gross settled
Forward exchange contracts
Inflows	$8,862,682	$5,565,137	$531,336	$—
Outflows	(8,798,238)	(5,518,153)	(526,880)	—

	64,444	46,984	4,456	—

Swap contracts
Inflows	19,311,999	17,179,871	36,739,200	—
Outflows	(19,524,820)	(17,486,997)	(37,495,172)	—

	(212,821)	(307,126)	(755,972)	—

Target redemption forward contracts
Inflows	42,720	96,120	416,520	227,128
Outflows	(44,471)	(100,060)	(433,595)	(236,081)

	(1,751)	(3,940)	(17,075)	(8,953)

	$(150,128)	$(264,082)	$(768,591)	$(8,953)

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year
	NT$	NT$	NT$

December 31, 2021

Net settled
Forward exchange contracts	$(21,379)	$(1,410)	$—

Gross settled
Forward exchange contracts
Inflows	$2,382,315	$6,817,411	$531,596
Outflows	(2,380,359)	(6,784,689)	(525,920)

	1,956	32,722	5,676

Swap contracts
Inflows	23,759,435	21,272,450	37,841,805
Outflows	(23,814,701)	(21,314,442)	(37,965,438)

	(55,266)	(41,992)	(123,633)

Target redemption forward contracts
Inflows	19,376	43,596	33,216
Outflows	(18,845)	(42,401)	(32,243)

	531	1,195	973

	$(52,779)	$(8,075)	$(116,984)

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

December 31, 2021

Net settled
Forward exchange contracts	$(771)	$(51)	$—

Gross settled
Forward exchange contracts
Inflows	$85,880	$245,761	$19,164
Outflows	(85,810)	(244,581)	(18,959)

	70	1,180	205

Swap contracts
Inflows	856,505	766,851	1,364,160
Outflows	(858,497)	(768,365)	(1,368,617)

	(1,992)	(1,514)	(4,457)

Target redemption forward contracts
Inflows	698	1,572	1,197
Outflows	(679)	(1,529)	(1,162)

	19	43	35

	$(1,903)	$(291)	$(4,217)

Summary of Disclosure of Detailed Information about Maturity Analysis of Obligation under Leases
Further information for maturity analysis of obligation under leases was as follows:

	Less than 1 Year	1 to 5 Years	5 to 10 Years	10 to 15 Years	15 to 20 Years	More than 20 Years
	NT$	NT$	NT$	NT$	NT$	NT$

Obligation under leases	$875,563	$1,779,041	$1,422,331	$776,735	$674,446	$1,214,789

Further information for maturity analysis of obligation under leases was as follows:

	Less than 1 Year	1 to 5 Years	5 to 10 Years	10 to 15 Years	15 to 20 Years	More than 20 Years
	NT$	NT$	NT$	NT$	NT$	NT$

Obligation under leases	$929,832	$2,585,624	$1,731,995	$883,335	$802,765	$1,511,507

	Less than 1 Year	1 to 5 Years	5 to 10 Years	10 to 15 Years	15 to 20 Years	More than 20 Years
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Obligation under leases	$33,519	$93,209	$62,437	$31,843	$28,939	$54,488

Interest rate risk [member]
Statement [LineItems]
Summary of Interest Rate Risk
The carrying amounts of the Group’s financial assets and financial liabilities with exposure to interest rates at each balance sheet date were as follows:

	December 31
	2020	2021
	NT$	NT$	US$ (Note 4)

Fair value interest rate risk
Financial assets	$5,049,005	$5,474,105	$197,336
Financial liabilities	56,599,417	76,206,394	2,747,166

Cash flow interest rate risk
Financial assets	45,489,788	69,654,969	2,510,994
Financial liabilities	131,715,366	158,557,225	5,715,834

Measured at fair value on a recurring basis [member]
Statement [LineItems]
Summary of Fair Value of Financial Instruments
1)	Fair value hierarchy

	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$

December 31, 2020 (retrospectively adjusted)

Financial assets at FVTPL
Derivative financial assets
Forward exchange contracts	$—	$122,511	$—	$122,511
Swap contracts	—	99,312	—	99,312
Non-derivative financial assets
Quoted ordinary shares	4,064,438	—	—	4,064,438
Private-placement funds	—	—	1,124,754	1,124,754
Contingent considerations	—	—	387,790	387,790
Unquoted preferred shares	—	—	385,440	385,440
Open-end mutual funds	339,338	—	—	339,338

	$4,403,776	$221,823	$1,897,984	$6,523,583

Financial assets at FVTOCI
Investments in equity instruments
Unquoted ordinary shares	$—	$—	$567,377	$567,377
Unquoted preferred shares	—	—	151,329	151,329
Limited partnership	—	—	9,692	9,692
Investments in debt instruments
Unsecured subordinate corporate bonds	—	—	1,012,736	1,012,736
Trade receivables, net	—	—	626,413	626,413

	$—	$—	$2,367,547	$2,367,547

Financial liabilities at FVTPL
Derivative financial liabilities
Swap contracts	$—	$1,448,972	$—	$1,448,972
Target redemption forward contracts	—	79,216	—	79,216
Forward exchange contracts	—	9,020	—	9,020

	$—	$1,537,208	$—	$1,537,208

	Level 1		Level 2		Level 3		Total
	NT$	US$ (Note 4)	NT$	US$ (Note 4)	NT$	US$ (Note 4)	NT$	US$ (Note 4)

December 31, 2021

Financial assets at FVTPL
Derivative financial assets
Swap contracts	$—	$—	$85,629	$3,087	$—	$—	$85,629	$3,087
Forward exchange contracts	—	—	23,373	843	—	—	23,373	843
Redemption option and put option of convertible bonds	—	—	8,463	305	—	—	8,463	305
Target redemption forward contracts	—	—	500	18	—	—	500	18
Non-derivative financial assets
Quoted ordinary shares	2,683,193	96,726	—	—	—	—	2,683,193	96,726
Private-placement funds	—	—	—	—	1,322,686	47,682	1,322,686	47,682
Unquoted preferred shares	—	—	—	—	583,270	21,026	583,270	21,026
Conti n gent considerations	—	—	—	—	394,943	14,237	394,943	14,237
Open-end mutual funds	334,223	12,049	—	—	—	—	334,223	12,049

	$3,017,416	$108,775	$117,965	$4,253	$2,300,899	$82,945	$5,436,280	$195,973

Financial assets at FVTOCI
Investments in equity instruments
Unquoted ordinary shares	$—	$—	$—	$—	$820,779	$29,588	$820,779	$29,588
Quoted ordinary shares	102,124	3,682	—	—	—	—	102,124	3,682
Unquoted preferred shares	—	—	—	—	11,245	405	11,245	405
Limited partnership	—	—	—	—	9,206	332	9,206	332
Investments in debt instruments
Unsecured subordinate corporate bonds	—	—	—	—	1,076,458	38,805	1,076,458	38,805
Trade receivables, net	—	—	—	—	6,092,462	219,627	6,092,462	219,627

	$102,124	$3,682	$—	$—	$8,010,150	$288,757	$8,112,274	$292,439

Financial liabilities at FVTPL
Derivative financial liabilities
Swap contracts	$—	$—	$360,797	$13,006	$—	$—	$360,797	$13,006
Forward exchange contracts	—	—	56,863	2,050	—	—	56,863	2,050

	$—	$—	$417,660	$15,056	$—	$—	$417,660	$15,056